Shareholder Report, Line Graph (Details) - USD ($)										12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	May 25, 2023	Jul. 31, 2025
Putnam Ultra Short MAC Series
Account Value [Line Items]
Line Graph and Table Measure Name										Putnam Ultra Short MAC Series
Accumulated Value	$ 11,199	$ 11,063	$ 10,917	$ 10,755	$ 10,572	$ 10,456	$ 10,243	$ 10,106	$ 10,000	$ 11,355
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Index
Accumulated Value	10,643	10,370	10,377	10,351	9,853	10,160	9,387	9,849	10,000	$ 10,701
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 11,057	$ 10,945	$ 10,819	$ 10,677	$ 10,533	$ 10,401	$ 10,260	$ 10,122	$ 10,000	$ 11,172